Fundamental Data Science Large Value ETF Expense Example - Fundamental Data Science Large Value ETF - ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	$ 582